The components of the Company’s convertible debt as of January 31, 2021 and 2020 were as follows: (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Extinguishment of Debt [Line Items]
Long-term Debt, Gross	$ 1,124,525	$ 646,000	$ 2,976,072
Debt Instrument, Unamortized Discount (Premium), Net	484,665	(309,317)	689,176
Debt Instrument, Unamortized Discount (Premium), Net	(484,665)	309,317	(689,176)
Convertible Debt	$ 639,860	$ 336,683	2,286,896
Debt One [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date	Nov. 04, 2013	Nov. 04, 2013
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%
Debt Instrument, Interest Rate During Period	12.00%	12.00%
Debt Instrument, Convertible, Conversion Price	$ 1,800,000	$ 1,800,000
Long-term Debt, Gross	$ 100,000	$ 100,000	26,500
Debt Two [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date	Jan. 31, 2014	Jan. 31, 2014
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%
Debt Instrument, Interest Rate During Period	18.00%	18.00%
Debt Instrument, Convertible, Conversion Price	$ 2,400,000	$ 2,400,000
Long-term Debt, Gross	$ 16,000	$ 16,000
Debt Three [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Apr. 24, 2020
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 69,730
Debt Four [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date	Jul. 31, 2013
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%
Debt Instrument, Interest Rate During Period	12.00%	12.00%
Debt Instrument, Convertible, Conversion Price	$ 1,440,000	$ 1,440,000
Long-term Debt, Gross	$ 5,000	$ 5,000
Debt Five [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date	Jan. 31, 2014	Jan. 31, 2014
Debt Instrument, Interest Rate, Stated Percentage	12.00%	12.00%
Debt Instrument, Interest Rate During Period	12.00%	12.00%
Debt Instrument, Convertible, Conversion Price	$ 2,400,000	$ 2,400,000
Long-term Debt, Gross	$ 30,000	$ 30,000
Debt Six [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date	Oct. 12, 2021	Dec. 24, 2015
Debt Instrument, Interest Rate, Stated Percentage	12.00%	8.00%
Debt Instrument, Interest Rate During Period	16.00%	24.00%
Long-term Debt, Gross	$ 28,000	$ 230,000	5,000
Debt Seven [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Feb. 03, 2017
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 2,500
Debt Eight [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Mar. 03, 2017
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Interest Rate During Period		24.00%
Debt Nine [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Mar. 03, 2017
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 33,000
Debt Ten [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Mar. 24, 2017
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 27,500
Debt Eleven [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Apr. 24, 2020
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 517,787
Debt Twelve [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Jul. 08, 2015
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 5,500
Debt Thirteen [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Apr. 24, 2020
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 4,500
Debt Eighteen [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Mar. 23, 2019
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Fourteen [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Apr. 24, 2020
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 23,297
Debt Fifteen [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Apr. 24, 2020
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 7,703
Debt Sixteen [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Apr. 24, 2020
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Interest Rate During Period		24.00%
Debt Seventeen [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Jul. 19, 2016
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 5,000
Debt Ninteen [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Feb. 20, 2019
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 4,444
Debt Twenty [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Jun. 06, 2019
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Interest Rate During Period		10.00%
Long-term Debt, Gross		$ 343,047
Debt Twenty One [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Oct. 24, 2019
Debt Instrument, Interest Rate During Period		18.00%
Debt Twenty Nine [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		May 13, 2020
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 52,500	43,577
Debt Twenty Two [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Nov. 14, 2019
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 45,595
Debt Twenty Three [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Dec. 14, 2019
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 86,625
Debt Twenty Four [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Dec. 28, 2019
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 143,000
Debt Thirty Three [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Jun. 26, 2020
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Debt Instrument, Interest Rate During Period		18.00%
Long-term Debt, Gross		$ 133,333
Debt Twenty Five [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Jan. 09, 2020
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 40,939
Debt Thirty Four [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Aug. 29, 2020
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 68,750
Debt Thirty Five [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Mar. 01, 2020
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Interest Rate During Period		15.00%
Debt Thirty Six [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Mar. 14, 2020
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Debt Twenty Six [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 44,967
Debt Twenty Seven [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Apr. 03, 2020
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 185,130
Debt Twenty Seven 1 [Member]
Extinguishment of Debt [Line Items]
Long-term Debt, Gross		$ 172,148
Debt Twenty Eight [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Apr. 12, 2020
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 55,000
Debt Thirty [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		May 14, 2020
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 40,000
Debt Thirty One [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		May 24, 2020
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 85,000
Debt Thirty Two [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Jun. 11, 2020
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 76,000
Debt Fourty Four [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Jul. 11, 2020
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 60,000
Debt Fourty Five [Member]
Extinguishment of Debt [Line Items]
Long-term Debt, Gross		$ 45,000
Debt Fourty Six 1 [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Sep. 16, 2020
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 34,000
Debt Fourty Seven [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Sep. 27, 2020
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross			34,000
Debt Thirty Seven [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Oct. 24, 2020
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 122,000
Debt Thirty Eight [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Nov. 07, 2020
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 42,000
Debt Thirty Nine [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Nov. 22, 2020
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 55,000
Debt Forty [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Dec. 10, 2020
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Debt Instrument, Interest Rate During Period		24.00%
Debt Fifty One [Member]
Extinguishment of Debt [Line Items]
Long-term Debt, Gross			$ 55,000
Debt Forty One [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Dec. 23, 2020
Debt Instrument, Interest Rate During Period		24.00%
Long-term Debt, Gross		$ 30,000
Debt Fifty Two [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Debt Forty Two [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Oct. 12, 2021
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Debt Instrument, Interest Rate During Period		16.00%
Long-term Debt, Gross		$ 230,000
Debt Forty Three [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Nov. 16, 2021
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Debt Instrument, Interest Rate During Period		16.00%
Long-term Debt, Gross		$ 100,000
Debt Forty Four [Member]
Extinguishment of Debt [Line Items]
Debt Instrument, Maturity Date		Nov. 23, 2021
Debt Instrument, Interest Rate, Stated Percentage		12.00%
Debt Instrument, Interest Rate During Period		16.00%
Long-term Debt, Gross		$ 165,000